Disclosure about Fair Value of Assets and Liabilities (Detail Textuals) (Significant Unobservable Inputs (Level 3), USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ (23,206)	$ (183,319)
Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	33,649	0
Real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ 0	$ (56,193)